LEASES - Narrative (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) MW Option	Jun. 30, 2022 USD ($)	Jan. 01, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets			$ 6,401	$ 6,700
Lessee, operating lease, not yet commenced, amount	$ 14,000
Lease not yet commenced, term of contract	130 months
Minnkota Power Cooperative
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets		$ 5,300
Purchase obligation		$ 2,600
Initial term of contract		5 years
Number of renewal options | Option		5
Renewal term		5 years
Lessee option to purchase underlying asset, purchase price		$ 5,600
Power supply to be purchased | MW		100
Minnkota Power Cooperative | Minimum
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)		5 years
Minnkota Power Cooperative | Maximum
Lessee, Lease, Description [Line Items]
Operating lease, term (less than)		30 years
Liberty Commercial Finance LLC
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 40,900
Remaining lease term	3 years 2 months 12 days
Effective interest rate	12.60%
MassMutual Asset Finance LLC
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 50,000
Remaining lease term	3 years 2 months 12 days
Effective interest rate	10.00%